Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue.
Schedule of disaggregated revenue

	2025	2024
Commodity
Gold(1)	$1,275.8	$706.9
Silver	235.6	117.8
Platinum group metals(1)	37.3	28.3
Precious metals	$1,548.7	$853.0
Iron ore(2)	$43.7	$50.5
Other mining assets	12.4	8.2
Other mining	$56.1	$58.7
Oil	$118.8	$128.6
Gas	65.4	44.1
Natural gas liquids	19.6	20.3
Energy	$203.8	$193.0
Revenue from royalty, stream and working interests	$1,808.6	$1,104.7
Interest from loans receivable
Interest revenue	$14.2	$8.3
Other interest income	—	0.6
	$1,822.8	$1,113.6
Geography
South America	$750.5	$451.1
Central America & Mexico	216.6	86.1
Canada(1)(2)	354.0	192.8
United States	266.1	205.0
Rest of World	235.6	178.6
	$1,822.8	$1,113.6
Type
Revenue-based royalties	$638.9	$440.1
Streams(1)	990.2	567.9
Profit-based royalties	143.9	57.8
Interest revenue and other(2)	49.8	47.8
	$1,822.8	$1,113.6
1.	For the year ended December 31, 2025, revenue includes a gain of $0.1 million and $1.3 million for provisional pricing adjustments for gold and platinum group metals, respectively (2024 – a gain of $0.1 and nil, respectively).
2.	For the year ended December 31, 2025, revenue includes dividend income of $7.0 million from the Company’s equity investment in LIORC (2024 – $13.8 million).